Restatement - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Description Of Nature Of Accounting Errors In Prior Periods [Abstract]
Equity instruments held, collateral pledged	$ 1,331.7	$ 241.1
Equity instruments held, collateral unpledged	189.6	168.9
Equity instruments held	$ 1,521.3	$ 410.0